REGULATORY FRAMEWORK	12 Months Ended
Dec. 31, 2025
Regulatory Framework
REGULATORY FRAMEWORK

NOTE 2: REGULATORY FRAMEWORK

On May 30, 2025, through Executive Order No. 370/25, the Federal Government extended the national emergency for the electricity generation, transmission and distribution, and the natural gas transportation and distribution segments through July 9, 2026.

On July 7, 2025, through Executive Orders No. 450/25 and No. 452/25, amendments were introduced to Laws No. 15,336 and No. 24,065, and the ENRGE was created to replace and unify ENARGAS and ENRE, respectively, in accordance with the guidelines set forth in the Bases Law (Law No. 27,742). As of the date of issuance of these Consolidated Financial Statements, this entity has not yet been effectively implemented.

Executive Order No. 450/25 establishes a 24-month transition period during which the SE must issue the regulations required, among other matters, to develop a competitive hydrocarbons market through the free contracting of fuel, and to establish the transfer mechanisms for contracts entered into by CAMMESA for the WEM’s supply and demand sides. In addition, the SE is authorized to approve the execution of expansions of the transmission system within an existing concession, subject to prior consultation with CAMMESA, which may be financed with resources from the FNEE. Alternatively, network expansions may be carried out by private initiative and at the risk of the party executing them, with priority rights over the use of transmission capacity and the possibility of assigning it to third parties.

Within this framework, on September 26, 2025, SE Resolution No. 379/25 approved the “Energy Demand Management Program” to mitigate reserve shortfalls in the WEM or the distribution network through user demand management to be called by CAMMESA in line with seasonal programming. Successful tenders submitted by adhering large users will be remunerated with a fixed charge of US$ 1,000/MW-month, plus a variable charge and an additional incentive charge linked to commitment compliance. Failure to comply with CAMMESA’s requirements will result in a penalty equivalent to three times the fixed charge.

Similarly, on October 21, 2025, SE Resolution No. 400/25 established the “Rules for the Normalization of the WEM and its Progressive Adaptation”, which have been in effect since November 1, 2025. These rules introduce a new framework aimed at fostering competition among generators, promoting direct contracting of demand, and advancing toward a decentralized fuel supply scheme. It is worth highlighting that the implementation of certain changes requires additional regulation.

Regarding distributor demand, a new category of users subject to seasonal prices is established: the seasonalized demand (excluding large distribution company users, or “GUDI”). For this category, the distributor must maintain a minimum coverage of 75% of such demand. Seasonalized demand will be supplied through the assigned generation, with first priority given to the residential sector.

Additionally, the pricing regime for spot demand and the seasonal pricing for distributor demand have been modified. GUDI are allocated the seasonal spot energy costs and may opt to become WEM large users subject to a minimum one-year term of permanence, or to contract energy and power capacity with one or more generators through distributors.

Regarding services provided by generators in the WEM, new base and additional reliability reserve services are contemplated.

In addition, a mechanism is envisaged to transfer the costs of forced generation to the relevant jurisdiction until the additional costs incurred are properly allocated.

Finally, it is provided that any new WEM demand outside the scope of a distributor’s concession connected to the transmission system and representing a relative increase exceeding at least 0.5% of the WEM’s average demand must submit, together with its request for access to the WEM and the transmission capacity, a supply plan ensuring: i) at least 80% of new energy production; and ii) sufficient physical capacity backup to cover 80% of its consumption.

The main regulations applicable to the Company’s activities are detailed below. It is worth highlighting that this is not an exhaustive list of all regulations the Company is subject to.

2.1 Oil and gas

2.1.1 Argentine Hydrocarbons Law

Laws No. 27,007 and 27,742, enacted in 2014 and 2024 respectively, amended Hydrocarbons Law No. 17,319, enacted in 1967, establishing the general principles for the exploration, exploitation, industrialization, transportation and commercialization of hydrocarbon resources in Argentina. The most relevant aspects are as follows:

-	It empowers the Federal Government or the Provinces to grant exploration and exploitation permits and concessions to the private sector.
-	It establishes the terms for exploration permits: (i) conventional: term of 2 periods of up to 3 years each, plus 1 optional extension for up to 5 years; (ii) unconventional: term of 2 periods of 4 years each, plus 1 optional extension for up to 5 years; and (iii) on the continental shelf and in the territorial sea: term of 2 periods of 3 years each with the possibility of increasing by 1 year each.
-	It sets the terms for exploitation concessions: (i) conventional: 25 years; (ii) unconventional: 35 years; and (iii) on the continental shelf and in the territorial sea: 30 years.
-	It establishes that transportation concessions will be granted for the same term as the originating exploitation concession.
-	It empowers the Federal Government or the Provinces to grant authorizations for hydrocarbon processing, conditioning or separation and natural gas liquefaction, not necessarily linked to an exploitation concession.
-	It empowers the Federal Government to grant authorizations for underground storage of natural gas in natural reservoirs of depleted hydrocarbons.
-	This legislation sets the values of the exploration and exploitation canons payable at each stage by reference to the average price per oil barrel, adjustable annually based on the Brent quotation, and empowers the enforcement authority to establish the payment of extension and exploitation bonds.
-	It sets royalties at 12%, payable monthly to the grantor, on the proceeds from liquid hydrocarbons extracted at wellhead and on natural gas production, and establishes a 15% base royalty rate for new awards.
-	It establishes the setting of commercialization prices in the domestic market without the PEN’s intervention and the free international trade of hydrocarbons, in the absence of an objection by the SE.
-	It restricts the Federal Government and the Provinces from reserving new blocks in favor of public or mixed companies or entities.

2.1.2 Gas Market

2.1.2.1 Argentine Natural Gas Production Promotion Plan (“GasAr Plan”)

Executive Order No. 892/20 approved the Argentine Natural Gas Production Promotion Program (“GasAr Plan”) to promote the development of the Argentine gas industry based on a call for tenders mechanism. Within this framework, the national public call for tenders for the 2020–2024 GasAr Plan was launched, involving the execution of individual contracts among gas producers, distribution companies and CAMMESA, with the Federal Government taking on responsibility for paying directly to producers, on a monthly basis, the difference between the tendered price and the price under the tariff scheme through a price supplement.

The Company was awarded: (i) Round 1: a base volume of 4.9 million m³/day of natural gas at an annual average price of US$ 3.60 per MBTU for the 2021–2024 period, and an additional 1 million m³/day volume at a price of US$ 4.68 per MBTU during the winter period; (ii) Round 2: volumes of 0.70 million m³/day, 0.90 million m³/day and 1 million m³/day for the months of June, July and August–September 2021, respectively, and 0.86 million m³/day to supply the 2022–2024 winter peak period, at a price of US$ 4.68 per MBTU; and (iii) Round 3: a volume of 2 million m³/day at a price of US$ 3.347 per MBTU for the 2022–2024 period.

Subsequently, Executive Order No. 730/22 established the 2023 – 2028 Reinsurance and Enhancement Plan for Federal Hydrocarbon Production, Domestic Self-Sufficiency, Exports, Import Substitution and Expansion of the Transportation System for All Hydrocarbon Basins in the Country (the “Reinsurance Plan”) with the following main objectives: (i) consolidating a 70 million m³/day flat block (awarded under GasAr Plan’s Rounds 1 and 3), excluding winter peaks; and (ii) developing demand for incremental volumes that may be evacuated using the new transportation capacity following the construction of the Perito Francisco Pascasio Moreno Gas Pipeline.

The Company was awarded: (i) Round 4.1: the extension of the commitments under the GasAr Plan - Rounds 1 and 3 until 2028, maintaining the originally tendered prices; and (ii) Round 4.2: 4.8 million m³/day of demand associated with flat gas at a price of US$ 3.485 per MBTU from July 2023 to December 2028.

The awards granted to the Company and the executed contracts represented a 13.8 million m³/day commitment under the Reinsurance Plan for fiscal years 2025 and 2024.

Lastly, in Round 5.2, the Company, together with all partners of the Aguaragüe Joint Operation, was awarded an incremental 400,000 m³/day volume to be sold to ENARSA at a price of US$ 9.8 per MBTU from October 2023 to December 2026, and US$ 6 per MBTU from January 2027 to December 2028. The Company holds a 15% stake in this Joint Operation.

2.1.2.2 Withdrawal of Volumes from the GasAr Plan

Through SE Resolution No. 501/25, complementary guidelines were established for producers holding contracts with CAMMESA and/or ENARSA to withdraw volumes under the GasAr Plan pursuant to SE Resolution No. 400/25.

On December 12, 2025, the Company, in its capacity as owner of thermal generation units in the WEM and pursuant to SE Resolution No. 501/25, requested CAMMESA to assign in its favor GasAr Plan agreements for volumes of up to 4.9 million m³/day. On December 30, 2025, CAMMESA granted its consent to the assignment of the contractual position requested by the Company.

2.1.2.3 Assignment of Contracts with ENARSA

In late December 2025, SE Resolution No. 606/25 was issued, introducing adjustments to the GasAr Plan applicable to adhering producers.

Adhering producers are required to accept the assignment of contracts with ENARSA to distributors and CAMMESA, through a procedure to be determined together with ENARSA, and with access to the following benefits: (i) an increase in the provisional payment percentage (GasAr Plan compensation paid by the Government) from 85% to 90%, based on the affidavit submitted by each producer; (ii) a reduction in the injection commitment along the production curve; and (iii) the discontinuation of the quarterly investment plan progress reporting regime.

The opt-in procedure is carried out through the submission of a notice to the SE within 45 administrative business days from notification of the Resolution, and distributors must opt in within the same period. ENARGAS will oversee the assignment process and the allocation of volumes.

2.1.2.4 Natural gas for the residential segment and CNG

During 2025, the SE issued monthly resolutions establishing the update of the PIST price to be passed on to end users, pursuant to the agreements entered into under the GasAr Plan, for gas consumption made from January to December 2025 and on the tariff schemes published by ENARGAS´ effective date.

It is worth highlighting that the PIST value updates increase the amount collectable by the Company directly from distributors, decreasing the price compensation payable by the Federal Government under the GasAr Plan.

2.1.2.5 Acquisition of Natural Gas for Generation

SE Resolution No. 21/25, dated January 28, 2025, established that generators remunerated under the spot scheme may manage their own fuel. In the same sense, SE Resolution No. 400/25, effective as from November 1, 2025, modifies fuel management for power generation and the recognition of related costs, promoting generators’ self-supply. CAMMESA will remain as the supplier of last resort until 2029, when fuel management will become the generators’ exclusive responsibility, and the centralized scheme managed by CAMMESA will be fully discontinued.

2.1.2.6 Natural Gas and Liquefied Natural Gas Exports

(i) Natural Gas

Current regulations establish a procedure to authorize natural gas exports delimiting four export zones: the Neuquina Basin and the Austral Basin, with summer quotas, and the Noroeste Basin and other zones, with no quota definition.

The distribution of firm summer quotas among producers is made considering (i) the share of the producer’s volume in the basin’s total volume, and (ii) the highest discount in the weighted-average price discount per volume against the basin’s incremental volume.

An export quota was allocated for the 2025 summer periods (January–April and October–December) of 9 million m³/day for the Neuquina Basin and 2 million m³/day for the Austral Basin, with a minimum price equal to the simple average of Brent crude quotations for the first fifteen days of the month prior to delivery, multiplied by 5.5%. The Company was allocated an 892,589 m³/day volume for the 2025 summer period.

In addition, the SE established the export quotas for the 2025 winter period (May–September), totaling 7 million m³/day. In line with its participation in the GasAr Plan, the Company was allocated a volume of 694,236 m³/day for the 2025 winter period.

For 2026, an export quota of 7.7 million m³/day for the Neuquina Basin and 2 million m³/day for the Austral Basin was allocated for the summer periods (January–April and October–December), while for the winter period (May–September) 7.4 million m³/day was allocated for the Neuquina Basin.

For the Neuquina Basin, in both periods, the minimum price is equal to the average awarded price under all GasAr Plan rounds for the basin multiplied by the applicable seasonal adjustment factor.

The Company was allocated the following volumes:

-	1,195,267 m³/day for the January–March 2026 period.
-	1,215,267 m³/day for April 2026.
-	989,809 m³/day for the May–August 2026 period.
-	1,048,088 m³/day for September 2026.
-	1,228,600 m³/day for the October–December 2026 period.

It is worth highlighting that, as of the date of issuance of these Consolidated Financial Statements, there is an 8% tax on natural gas exports in effect.

(ii) Liquefied Natural Gas (LNG)

SE Resolution No. 145/25 approved the procedure for exporting LNG, establishing that a firm LNG export authorization will be granted for a term of up to 30 years from the commissioning of the liquefaction plant or its expansions. This authorization grants its holders the right to export the authorized volumes without interruptions, restrictions or redirection during its term.

2.1.2.7 Compensation for Natural Gas Consumption Subsidies

ENARGAS Resolution No. 125/25 restructures the compensation system for natural gas consumption subsidies applicable to natural gas distribution companies, modifying the recipient of such compensation. The new mechanism, effective as from February 1, 2025, provides that compensation will be received directly by natural gas producers and deducted from the producers’ invoicing to distributors.

2.1.3 Oil market

2.1.3.1 Crude oil price

As of December 31, 2025, there is no reference price for the sale of crude oil in the domestic market. As with natural gas exports, there is an 8% export duty on crude oil.

2.2 Generation

2.2.1 Generation units

Generation units are remunerated under: i) sales contracts with large users within the MAT and supply agreements with CAMMESA and ii) sales to the spot market. The Company’s generating units, held directly and through its subsidiaries and joint ventures, are detailed below:

In operation as of December 31, 2025:

Generator	Generating unit	Tecnology	Fuel	Power	Applicable regime
CTG	GUEMTG01	TG	Gas	100 MW	Resolution No. 400/25 (*)
CTG	GUEMTV11	TV	Gas	63 MW	Resolution No. 400/25
CTG	GUEMTV12	TV	Gas	63 MW	Resolution No. 400/25
CTG	GUEMTV13	TV	Gas	135 MW	Resolution No. 400/25
Piquirenda	PIQIDI 01-10	MCI	Gas	30 MW	Resolution No. 400/25
CPB	BBLATV29	TV	Dual	310 MW	Resolution No. 400/25
CPB	BBLATV30	TV	Dual	310 MW	Resolution No. 400/25
CT Ing. White	BBLMD01-06	MCI	Dual	100 MW	Resolution No. 21/16
CTLL	LDLATG01/TG02/TG03/TV01	CC	Gas	555 MW	Resolution No. 400/25
CTLL	LDLATG04	TG	Gas	105 MW	Res. No. 220/07 (75%)
CTLL	LDLATG05	TG	Gas	105 MW	Resolution No. 21/16
CTLL	LDLMDI01	MCI	Gas	15 MW	Resolution No. 400/25
CTGEBA	GEBATG01/TG02/TV01	CC	Gas	685 MW	Resolution No. 400/25
CTGEBA	GEBATG03	TG	Gas	169 MW	Resolution No. 400/25 (*)
CTGEBA	GEBATG03/TG04/TV02	CC	Gas	400 MW	Resolution No. 287/17
Ecoenergía	CERITV01	TV	Vapor	14 MW	Resolution No. 400/25 (*)
CT Parque Pilar	PILBD01-06	MCI	Dual	100 MW	Resolution No. 21/16
CTB	EBARTG01 - TG02	TG	Dual	569 MW	Resolution No. 400/25
CTB	EBlARTV01	TV	Dual	279 MW	Resolution No. 220/07
HIDISA	AGUA DEL TORO	HI	-	150 MW	Resolution No. 602/25
HIDISA	EL TIGRE	HR	-	14 MW	Resolution No. 602/25
HIDISA	LOS REYUNOS	HB	-	224 MW	Resolution No. 602/25
HINISA	NIHUIL I - II - III	HI	-	265 MW	Resolution No. 400/25
HPPL	PPLEHI	HI	-	285 MW	Resolution No. 602/25
PEPE II	PAMEEO	Wind	-	53 MW	MATER Res. No. 281/17
PEPE III	BAHIEO	Wind	-	53 MW	MATER Res. No. 281/17
PEPE IV	PEP3EO - PE32EO	Wind	-	81 MW	MATER Res. No. 281/17
PE Arauco - PEPE V	AR21EO	Wind	-	100 MW	Renovar
PEPE VI	PEP6EO	Wind	-	140 MW	MATER Res. No. 281/17

(*) Additionally, it markets capacity and energy under residual Energy Plus contracts pursuant to Resolution No. 1,281/06.

2.2.2 Sales contracts with large users within the MAT and Supply agreements with CAMMESA

2.2.2.1 New MAT Regime

SE Resolution No. 400/25 modified the MAT as from November 1, 2025, promoting free contracting among agents and establishing two markets: MAT Power Capacity and MAT Energy.

Thermal and hydroelectric generation installed before January 1, 2025 may sell, under contracts, up to 100% of generated energy to distributors to cover unmet seasonalized demand, or up to 20% of generated energy to WEM large users or to distributors for GUDI. Starting in 2030, these generators may freely contract with any demand segment.

Thermal generation installed after January 1, 2025 with self-managed fuel supply or with additional firm gas transportation capacity may contract with any demand segment without limitations. Renewable-source generation maintains the MATER conditions. Storage projects may enter into contracts without restrictions.

2.2.2.2 Renewable Energy Term Market (“MATER” Regime)

SE Resolution No. 281/17 regulated the regime for large users and large demands by WEM distribution agents (covered by Section 9 of Law No. 27,191) to meet their renewable-source demand supply obligation through individual contracting under the MATER, under terms and conditions to be agreed between the parties.

Within the framework of this regulation, the Company, through its PEPE II, III, IV and VI wind farms, sells energy for a maximum of 327 MW. Additionally, during 2025, renewable energy from third-party generators was commercialized for a total volume of 1.25 MW.

2.2.2.3 Energy Plus Contracts

SE Resolution No. 1,281/06 set a specific regime for new generation capacity installed by certain agents, which enabled the execution of Energy Plus contracts in the MAT at prices negotiated with GU300.

In 2025, SE Resolution No. 21/25 limited the submission or renewal of Energy Plus contracts until October 31, 2025. As a result, the Energy Plus market will cease to be in force upon the expiration of the contracts submitted or renewed up to that date.

As of December 31, 2025, the Company, through its CTG, EcoEnergía and CTGEBA power plants, sells power capacity and energy under residual Energy Plus contracts, mainly denominated in U.S. dollars or, alternatively, adjusted based on CAMMESA price variations. The Company’s Energy Plus contracts will expire during 2026.

2.2.2.4 Supply Agreements with CAMMESA – Specific Regimes

Aiming to promote new generation capacity and/or combined-cycle closing projects at existing facilities, SE Resolutions No. 220/07, No. 21/16 and No. 287/17 authorized CAMMESA to enter into long-term power supply agreements with certain agents and/or awarded projects.

Under these regulations, the Company holds supply agreements with CAMMESA remunerating: (i) 79 MW from CTLL and 279 MW from the closed cycle of CTEB, owned by CTB, maturing in July 2026 and February 2033, respectively, under SE Resolution No. 220/07; (ii) 305 MW of power capacity and energy generated by CTLL, CTPP and CTIW thermal power plants, maturing between August and December 2027, under SE Resolution No. 21/16; and (iii) 400 MW of power capacity and energy generated by the CTGEBA thermal power plant, maturing in July 2035, under SE Resolution No. 287/17.

SE Resolution No. 501/25 introduced a fuel self-managed regime applicable to thermal units operating with gas assigned by producers under the GasAr Plan. However, this regime does not modify the centralized fuel management scheme applicable to the specific supply agreements executed under SE Resolutions No. 220/07, No. 21/16 and No. 287/17, which remain under CAMMESA’s administration pursuant to SE Resolution No. 21/25.

2.2.2.5 Renovar Programs

In order to meet the objectives set forth by Laws No. 26,190 and No. 27,191 promoting the use of renewable energy sources, the MEyM called for open rounds for the procurement, within the WEM, of electricity generated from renewable sources (Renovar Programs). For awarded projects, renewable electricity supply agreements were executed for the commercialization of an annual committed electricity block over a 20-year term.

The Company has a power supply agreement with CAMMESA in place for the PE Arauco for a total of 100 MW, maturing in March 2040.

2.2.3 Remuneration at the spot market

2.2.3.1 New Spot Regime

Pursuant to SE Resolution No. 400/25, the remuneration scheme for generation in the spot market was modified as from November 1, 2025, making a distinction by energy source.

Generated energy is remunerated based on the variable production cost (“CVP”) and the adjusted marginal rent (“RMA”). The RMA reflects the hourly marginal cost (“CMgh”), adjusted, where applicable, by the loss factor (“FP”) corresponding to the relevant node and by an adapted rent factor (“FRA”), that is: RMA = (CMgh x FP – CVP) x FRA.

For thermal generation, a minimum rent scheme is established, equivalent to US$ 2/MWh and US$ 7/MWh for existing generation with a CVP below US$ 60/MWh, and a CVP equal to or exceeding US$ 60/MWh, respectively. The applicable adapted rent factors are as follows:

FRA	Installed generation
	2025 onwards	up to 2024
		With fuel self-management	with gas supplied by CAMMESA	with no fuel management (*)
2025 and 2026	1	15%	12%	0
2027		25%	15%
2028 onwards		35%	17.50%
	(*) CVP equivalent to regulated values.

For hydroelectric and renewable generation, a minimum RMA of US$ 22/MWh and US$ 32/MWh, respectively, is established for units commissioned before January 1, 2025, with no minimum or maximum established for units commissioned after that date. Additionally, a CVP = 0 is assumed, and the following adapted rent factors are applied:

FRA	Commissioned generation
	2025 onwards	up to 2024
2025 and 2026	1	15%
2027		25%
2028 onwards		35%

Additionally, available capacity (“PPAD”) is remunerated based on 90 weekly hours at a rate of US$ 12/MWhrp, adjusted by a seasonal correction factor (“FCE”):

FCE	Thermal generation		Hydros	Renewable sources
	with fuel self-management
	natural gas	Alternative fuels
Winter / Summer	1.1	1.5	0.5	0
Remaining periods	0.9	1

For thermal generation without fuel self-management or supplied by CAMMESA, the following available capacity remuneration scheme applies:

PPAD	Thermal generation
	Dispatched	Non-dispatched
2026	100%	80%
2027		40%
2028 onwards		0%

Additionally, a base reliability reserve payment of US$ 1,000/MW-month is recognized, regardless of the fuel used or its management.

Under this new regime, the Company operates all thermal power plants not remunerated under specific regimes, as well as the HINISA hydroelectric power plant.

2.2.3.2 Prior Spot Regime

Up to October 31, 2025, spot generation was remunerated based on tariffs denominated in pesos, which were updated through the issuance of different resolutions. During 2025, SE Resolutions No. 603/24, No. 27/25, No. 113/25, No. 143/25, No. 177/25, No. 227/25, No. 280/25, No. 331/25, No. 356/25 and No. 381/25 updated spot generation remuneration values, providing for 4%, 4%, 1.5%, 1.5%, 2%, 1.5%, 1%, 0.4%, 0.5% and 0.5% increases, respectively, applicable to economic transactions from January through October 2025. The maximum WEM spot price for October 2025 amounted to $ 13,622/MWh.

This scheme established a minimum capacity remuneration and allowed generating agents to offer guaranteed availability commitments for quarterly periods: a) summer (December to February); b) winter (June to August); and c) “remaining periods” (March to May and September to November).

Guaranteed capacity remuneration for thermal generators with availability commitments under SE Resolution No. 381/25 amounted to $ 7,011,177/MW-month for the summer and winter periods, and $ 5,258,385/MW-month for the remaining periods of the year.

In the case of hydroelectric generators, base remuneration under SE Resolution No. 381/25 included the following scales and prices:

Technology / Scale	($ / MW- month)
Medium HI Capacity > 120 ≤ 300 MW	2,570,771
Small HI Capacity > 50 ≤ 120 MW	3,534,805
Medium Pumped HI Capacity > 120 ≤ 300 MW	2,570,771
Renewable HI Capacity ≤ 50 MW	5,784,224

Lastly, the following remuneration levels were established for energy generated and operated under SE Resolution No. 381/25:

Remuneration	Thermal Power Plants ($ / MWh)	Hydroelectric Power Plants ($ / MWh)	Non-conventional source ($ / MWh)
Generated energy	Between 4,678 and 8,186	4,089	32,718
Operated energy	1,627	1,627	-

In the case of thermal generators, remuneration for generated energy depended on the type of fuel used.

Between November 2022 and October 2025, a differentiated remuneration scheme was established for energy generated during peak hours, applicable to thermal and hydroelectric generators, with a value of twice the prevailing remuneration for energy generated during peak hours (6:00 p.m. to 11:00 p.m.) on all days of the months of December, January, February, June, July and August, and of once such value for the same hours of the remaining months.

2.2.3.3 Remuneration for CC

SE Resolution No. 59/23 established a regime that enabled CC holders to enter into availability and efficiency improvement agreements with CAMMESA, with an availability commitment of 85% of net capacity for a maximum term of five years; a remuneration of US$ 2,000/MW-month for available capacity; U.S. dollar-denominated energy prices based on the fuel used (US$ 3.5/MWh for natural gas and US$ 6.1/MWh for fuel oil and gas oil), and where applicable, a 35% and 15% reduction in the remuneration collectable for guaranteed capacity in the spot market for the summer–winter and autumn–spring periods, respectively.

The Company entered into agreements with CAMMESA for its CTLL and CTGEBA power plants’ CC. In addition, CTB entered into an agreement with CAMMESA for its open-cycle GT units. The above-mentioned agreements contemplated a term from March 1, 2023 to February 29, 2028. However, on October 28, 2025, the Company and CTB withdrew from the scheme established under SE Resolution No. 59/23 and opted into the new spot regime, effective as from November 2025, thus, obligations assumed under Resolution SE No. 59/23 were suspended as long as the conditions set forth in Resolution SE No. 400/25 remain in force.

2.2.3.4 Additional, Complementary and Exceptional Remuneration for Thermal Generation

To promote the availability of thermal power plants during critical months and hours, SE Resolution No. 294/24, effective from December 2024 through March 2026, established an additional, complementary and exceptional remuneration that includes: (i) a US$ 2,000/MW-month remuneration for power capacity, adjusted by a criticality factor that takes into account the node where the generation unit is located, and the unit’s actual availability in the most critical hours, plus 50% of such remuneration for the power capacity exceeding that committed; and (ii) a remuneration for the energy generated during the most critical days and hours, also adjusted by the criticality factor, ranging from US$ 3.4/MWh to US$ 10.5/MWh depending on the fuel and the generation technology used. The resolution provides for a 12-month period scheme extension, subject to the submission of specific maintenance programs.

Under this regulation, the Company opted into the call and formalized availability agreements for the energy not committed under other regimes for its CPB, CTG, Piquirenda, CTLL, CTGEBA and Ecoenergía thermal power plants.

In January 2026, the SE approved the maintenance programs submitted by the power plants and granted the extension of the detailed remuneration for an additional 12-month period, through March 2027.

2.2.4 Remuneration for Assigned Generation

Assigned generation includes generation under effective WEM power supply agreements, Federal Government generation, thermal generation managed by ENARSA and hydroelectric generation under concessions granted by the Federal Government.

The remuneration for assigned generation continues to be based on the values established in the effective agreements and/or on specific regulations issued by the SE. For this reason, SE Resolutions No. 483/25 and No. 602/25, applicable to economic transactions as from November and December 2025, respectively, updated the values established under SE Resolution No. 381/25.

Under this regime, the Company operates the HIDISA and HPPL hydroelectric power plants until new Federal Government concession agreements are executed, with the following availability capacity prices for December 2025:

Technology / Scale	($ / MW-month)
Medium HI Capacity > 120 ≤ 300 MW	2,963,070
Medium Pumped HI Capacity > 120 ≤ 300 MW	2,963,070
Renewable HI Capacity ≤ 50 MW	8,745,746

Lastly, it establishes $ 4,317/MWh and $ 1,718/MWh remunerations for generated and operated energy, respectively, and maintains a differentiated remuneration scheme for energy generated during peak hours, at an amount equivalent to twice the prevailing remuneration for generated energy, applicable to peak hours (6:00 p.m. to 11:00 p.m.) on all days of the summer and winter months, and at an amount equivalent to once such value for the same hours in the remaining months of the year.

2.2.5 Fuel supply for thermal generators

Under the prior scheme, fuel supply for power generation was centralized by CAMMESA.

As from March 1, 2025, SE Resolution No. 21/25 authorized the recognition of fuel costs based on reference prices and the values declared and accepted in the Production Cost Statement, plus freight, natural gas transportation and distribution costs, and applicable taxes and fees.

In turn, Note SE NO-2025-35216647-APN-SE#MEC dated April 4, 2025, established guidelines for the gas dispatch priority scheme for thermal generation in the WEM. Tenders submitted by generators opting to self-manage their fuel supply are considered firm and, in the event of non-compliance, are subject to a Deliver-or-Pay penalty equivalent to 70% of the unavailable volume's reference price.

The new reference price equals 90% of the basin-weighted average natural gas price in the PIST, using Round 4.2’s prices for the Neuquina Basin and the Norte Basin, and Round 4.1’s prices for the Austral Basin.

Reference prices for liquid fuels are set for each generator based on international indicators, including a premium covering associated financial and logistics costs. Prices for liquid fuels and for natural gas sourced from neighboring countries are recognized at the exchange rate applicable on the business day immediately preceding the relevant transactional due date and are associated with the recognized consumption in the respective economic transaction.

Finally, SE Resolution No. 400/25 modified fuel management for power generation and the recognition of related costs, promoting generators’ self-supply, with CAMMESA remaining as the supplier of last resort until 2028. As from 2029, fuel management will become the generators’ exclusive responsibility.

Additionally, SE Resolution No. 501/25 allowed producers and generators to agree on natural gas supply considering volumes committed under GasAr Plan contracts executed between producers and CAMMESA. Such volumes will be treated as the generators’ own gas and remunerated based on the declared CVP for dispatch.

2.3 Gas Transportation

2.3.1 TGS’s Tariff situation

During 2025 and until completion of the FTR process, TGS received monthly tariff increases of 2.5%, 1.5% and 1.7% for the January to March 2025 period.

On April 30, 2025, through ENARGAS Resolution No. 256/25, the conditions for the 2025-2030 FTR were established. Key aspects include: (i) the capital base as of December 31, 2024; (ii) a real, after-tax WACC discount rate of 7.18%; (iii) a weighted average tariff increase of 3.67%, subsequently adjusted to 4.74%, to be implemented in 31 equal and consecutive monthly installments starting in May 2025; (iv) an investment plan totaling $279,108 million (in June 2024 currency values), subject to ENARGAS oversight; and (v) regulated operating expenses.

Subsequently, under Executive Order No. 371/25, the SE was designated as the enforcement authority to introduce contractual or tariff modifications. In this line, SE Resolution No. 241/25, dated June 4, 2025, provided for a monthly periodic update of transportation tariffs in lieu of the previous semiannual scheme. TGS expressed its conformity with this resolution on June 5, 2025, and ENARGAS Resolutions No. 350/25, No. 421/25, No. 539/25, No. 622/25, No. 732/25, No. 812/25, No. 907/25, No. 1,000/25 and No. 32/26 approved the tariff schemes, incorporating monthly 2.81%, 0.62%, 1.63%, 2.38%, 2.49%, 2.89%, 1.71%, 2.03% and 2.63% updates for the June 2025 to February 2026 period, in addition to the implementation of the FTR increases.

2.3.2 License extension request

On July 24, 2025, Executive Order No. 495/25 was published, whereby the PEN provided for a 20-year extension of the license granted to TGS, effective as from December 28, 2027.

2.3.3 Regulatory framework of the segment of Production and Commercialization of Liquids

2.3.3.1 Domestic market

The liquids and other services’ production and commercialization activities are not subject to ENARGAS regulation. However, in recent years, the Argentine Government has issued a number of regulations having a significant impact on these activities.

Law No. 26,020/05 ‘Regulatory regime for the liquefied petroleum gas industry and commercialization’, sets forth the regulatory framework for the LPG industry and commercialization. Under this regime, the SE issues rules to ensure domestic supply, including the determination of minimum volumes and the setting of selling prices for the domestic market.

The Household Gas Bottles’ Program (the ‘Household Plan’) has been in effect since 2015. This program established maximum reference prices and mandatory supply quotas for producers. SE Resolution No. 15/25, dated January 24, 2025, eliminated the maximum sales price established for products supplied under the Household Plan, setting as a cap the export parity price published by the SE under Law No. 26,020. In addition, it maintained the obligation to supply the domestic market, but eliminated the previously required product contributions. In this sense, during 2025, supply obligations at regulated prices remained in place, with cumulative 41.42% increases between 2024 and 2025.

Additionally, TGS is party to the Agreement for the Supply of Propane Gas for Undiluted Propane Gas Distribution Grids (the ‘Propane for Networks Agreement’). Under this agreement, TGS undertakes to sell propane to distributors and subdistributors at a price below market, receiving economic compensation equivalent to the difference between the agreed selling price and the reference export parity price determined by the SE.

As of December 31, 2025, the Argentine Government owes TGS $ 12,720 million under these items.

2.3.3.2 Foreign market

The applicable rate for export duties on certain gas- and oil-derived products, including those produced and exported by TGS, is 8%.

2.4 Transmission

2.4.1 Transener and Transba tariff situation

The ENRE determined the hourly remuneration values, establishing 4%, 4%, 2% and 4% increases for the January to April 2025 period compared to the values in force for Transener and Transba.

On April 3, 2025, ENRE Resolution No. 236/25 modified the high-voltage and main electricity distribution utility concessionaires’ rate of return, increasing it from 6.10% to 6.48% after tax.

On April 30, 2025, the tariff scheme resulting from the FTR process was approved, and the ENRE established 42.89% and 10.30% increases for Transener and Transba, respectively, compared to the tariffs in force as of April 2025. Similarly, the ENRE determined the remuneration for independent transmission companies, including Transener, for the operation of the Choele Choel–Pto. Madryn Interconnection and the Fourth Line, and Transba, for the operation of Transportista Independiente de Buenos Aires (TIBA)’s facilities, establishing a tariff equivalent to 77.92%, 100% and 99.73%, respectively, of the tariff established for Transener.

In all cases, the increases were applied as follows: 20% as from May 1, 2025, and the remaining 80%, on a monthly basis during the June-December 2025 period. In addition, a monthly tariff update mechanism is contemplated based on the CPI and IPIM indexes.

Accordingly, the ENRE established the following increases:

	Jun-25	Jul-25	Aug-25	Sep-25	Oct-25	Nov-25	Dec-25
Transener and Fourth Line	7.25%	4.64%	6.02%	6.95%	7.12%	7.61%	5.87%
Transba	4.06%	1.53%	2.87%	3.78%	3.94%	4.41%	2.73%
Choele Choel – Pto. Madryn Interconnection	4.35%	1.80%	3.14%	4.05%	4.22%	4.69%	3.00%
Transportista Independiente de Buenos Aires (TIBA)	7.22%	4.61%	5.99%	8.10%	8.27%	8.76%	7.01%

On August 18, 2025, the ENRE upheld the motions for reconsideration filed by Transener and Transba on June 17, 2025, and, consequently, modified the cost and investment structure for Transener, Transba, the Choele Choel–Puerto Madryn Interconnection and TIBA. In the case of the independent transmission companies, including TIBA, the ENRE additionally recognized an increase in revenues arising from the payment to Transener for operation and maintenance supervision, applicable as from September 2025.

As a result of the introduced changes, on September 5, 2025, the investment plans to be executed by Transener, Transba, TIBA, and the Choele Choel - Puerto Madryn Interconnection over the May 2025-April 2030 period were duly and timely submitted for approval by the ENRE. As of the date of issuance of these Consolidated Financial Statements, ENRE’s approval has not been received.

On December 23, 2025, through ENRE Resolution No. 811/25, the assignment of the rights and obligations under the Operation and Maintenance Agreement for the Choele Choel–Puerto Madryn Interconnection from Integración Eléctrica Sur Argentina S.A. to Transener was approved, establishing that Transener will be remunerated in accordance with the hourly values applicable to its regulated equipment, and that it will take on the execution of the investment plan established in the FTR for Integración Eléctrica Sur Argentina S.A.

Lastly, the ENRE established 1.88% and 2.55% tariff increases for January and February 2026, respectively.

2.5 Regulations on access to the MLC

In 2020, BCRA establishes measures with the purpose of regulating inflows and outflows in the MLC to maintain the exchange rate stability and protect international reserves in view of the high degree of uncertainty and volatility in the exchange rate, including restrictions associated with transactions with stock market assets by companies and the disposal of liquid foreign assets.

During 2025, the BCRA eased several restrictions on access to the MLC and established a number of measures aimed at fostering the repatriation of direct investments by non-residents.

In general terms, all currency demand transactions in the MLC require BCRA’s prior authorization, with certain exceptions, such as: (i) affidavits stating that all foreign currency holdings in the country are deposited with local financial institutions and that no liquid foreign assets are held in an amount exceeding US$ 100,000; (ii) payments for certain imports of capital goods; (iii) payments for services rendered by non-residents; (iv) legal entities with profits from fiscal years beginning on or after January 1, 2025, to remit abroad profits and dividends to non-resident shareholders; (v) where an affidavit is stating the commitment not to carry out certain transactions involving the sale, exchange or transfer of marketable securities during the 90 consecutive days following the request for access to the MLC; (vi) non-resident entities acquiring an equity interest in resident companies (other than financial institutions or their controlling entities); (vii) resident entities acquiring 100% of the share capital of non-resident companies whose only asset is an interest in local companies; and (viii) resident entities acquiring certain non-resident interests in concessions for the exploitation of natural resources granted in the country, simultaneously with the settlement of funds arising from foreign financial indebtedness or local foreign-currency financial loans under a foreign credit line.

In addition, the BCRA imposes, in certain circumstances, the obligation to enter and settle funds received abroad within 20 business days from collection or receipt.

It is worth highlighting that the detailed information does not list all possibly applicable exchange regulations; for more information on Argentina’s exchange rate policies, please visit the Central Bank’s website: www.bcra.gov.ar.

2.6 Tax regulations

2.6.1 Income tax

2.6.1.1 Income tax rate

Law No. 27,630, effective in Argentina for fiscal years beginning on or after January 1, 2021, established a tiered rate scheme of 25%, 30% and 35% and, where applicable, a flat tax depending on the level of annual net taxable income.

On its part, the income tax rates used at year-end in Ecuador, Bolivia, Uruguay and Chile are 25%, 25%, 25% and 27%, respectively. A 3% surcharge on income tax will be added in Ecuador when the shareholder is an entity incorporated in a jurisdiction considered a tax haven under Ecuadorian law.

In Uruguay, effective January 1, 2023, the Income Tax on Economic Activities (IRAE) includes as Uruguayan-source income certain passive income obtained by entities making up multinational groups and considered non-qualified.

2.6.1.2 Tax on dividends

Law No. 27,430 and modifications introduced by Law No. 27,541 and Law No. 27,630, established a 7% tax on dividends derived from earnings accrued during fiscal years beginning as from January 1, 2018, when distributed by Argentine companies to individuals, undivided estates or beneficiaries residing abroad.

Dividends resulting from benefits gained until the fiscal year prior to that beginning on January 1, 2018, in Argentina, will remain subject to the 35% withholding on the amount exceeding the untaxed distributable retained earnings (equalization tax’ transition period) for all beneficiaries.

In Bolivia, payments of Bolivian-source income made to foreign beneficiaries are subject to a 12.5% withholding tax on the profits of the foreign beneficiary companies.

In Ecuador, effective January 1, 2020, dividends distributed to foreign shareholders are subject to a 10% withholding tax. In addition, starting in fiscal year 2025, a tax is levied under a tiered rate scheme ranging from 0% to 2.5% based on the amount of accumulated profits pending distribution as of July 31 of each year. This tax may be offset as an advance payment against the tax applicable to the actual distribution of dividends or against income tax, provided that certain conditions set forth in the applicable regulations are met.

In Chile, dividend payments to non-residents are subject to a 35% withholding tax.

In Uruguay, dividends distributed by IRAE taxpayers are taxed —until the concurrence of the net income taxed by IRAE—, at a general 7% rate, while the amount of a company’s taxable income that remains undistributed after 3 fiscal years is treated as a deemed distribution and is subject to the 7% dividend tax.

2.6.1.3 Tax inflation adjustment

Law No. 27,430 sets out the following rules for the application of the income tax inflation adjustment mechanism:

(i)	a cost adjustment for goods acquired or investments made during fiscal years beginning after January 1, 2018 taking into consideration the percentage variations in the CPI published by the INDEC; and
(ii)	the application of the adjustment provided for by Title VI of the Income Tax Law when variations in the above-mentioned index exceed 100% over the 36 months preceding the closing of the fiscal period to be settled.

Law No. 27,541 provided that, as regards the positive or negative fiscal inflation adjustment determined as a result of the application of the adjustment provided for by Title VI of the Income Tax Law corresponding to the first and second fiscal year starting as from January 1, 2019, one-sixth should be charged in that fiscal period and the remaining five sixths, in equal parts, in the five immediately following fiscal periods.

On December 1, 2022, Law No. 27,701 was published in the BO, which established that taxpayers determining a positive inflation adjustment in the first and second fiscal year starting from January 1, 2022 (inclusive) may allocate one-third in that fiscal period and the remaining two-thirds, in equal parts, in the two immediately following fiscal periods. This computation only applies to subjects making investments in the purchase, construction, manufacture, production or final import of property, plant and equipment, except automobiles, during each of the two fiscal periods immediately following that in which the computation of the first third of the period in question exceeds or equals $ 30,000 million.

As of the date of issuance of these Consolidated Financial Statements, this provision has not yet been regulated.

The Company and its subsidiaries determine and disclose the impact of the tax inflation adjustment for each of the fiscal periods in which it is applicable.

2.6.2 Value-added tax

A procedure is established for the reimbursement of tax credits originated in investments in property, plant and equipment which, after 6 months as from their assessment, have not been absorbed by tax debits generated by the activity.

2.6.3 Export Increase Program

On April 14, 2025, PEN Executive Order No. 269/25 reinstated the MLC entry and settlement requirement for 100% of the value of exports.

2.6.4 Other regimes

Law No. 27,742 established the RIGI in Argentina, a regime designed to attract capital through tax, customs and foreign exchange benefits. Under this regime, adhering Single Project Vehicles (“SPV”) must execute investments in excess of US$ 200 million in strategic sectors of the country, such as energy, mining, technology and infrastructure. Key income tax benefits include the application of a fixed 25% rate, accelerated tax depreciation of investments, and the inflation adjustment of tax losses with no prescription limitations and the possibility of transferring them to third parties. Regarding VAT, the main tax benefit consists of avoiding the accumulation of technical tax credits and improving project cash flows through a payment mechanism using tax credit certificates. Tax benefits are protected by 30 years of regulatory stability, preventing the imposition of taxes more burdensome than those in effect at the opt-in time.

Provinces that have opted into the RIGI include Neuquén, Río Negro, Chubut, Mendoza and Córdoba. The province of Buenos Aires, in turn, has established its own regime within its jurisdiction.